Notes to the consolidated statements of income (Tables)	3 Months Ended
Mar. 31, 2025
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended March 31, 2025
Health care services	3,276,313	503,360	—	3,779,673
Health care products	1,079,191	—	22,590	1,101,781
Total	4,355,504	503,360	22,590	4,881,454

	For the three months ended March 31, 2024
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Health care services	3,365,334	382,930	—	3,748,264
Health care products	954,084	—	22,174	976,258
Total	4,319,418	382,930	22,174	4,724,522

Schedule of disaggregation of revenue by categories

Disaggregation of revenue by categories

in € THOUS

	For the three months ended
	March 31,
	2025	2024
Care Delivery
US	3,301,676	3,101,758
International	555,559	686,396
Total(1)	3,857,235	3,788,154

Care Enablement
Total (including inter-segment revenues)(1)	1,366,932	1,297,058
Inter-segment eliminations	(342,713)	(360,690)
Total Care Enablement revenue external customers	1,024,219	936,368
Total	4,881,454	4,724,522

(1)	For further information on segment revenues, see note 13.

Schedule of selling, general and administrative expenses

Selling, general and administrative expense

in € THOUS

	For the three months ended
	March 31,
	2025	2024
Distribution costs	190,493	190,562
General and administrative expense	560,193	585,082
Selling, general and administrative expense	750,686	775,644

Schedule of amounts included in other operating income

Other operating income

in € THOUS

	For the three months ended
	March 31,
	2025	2024
Foreign exchange gains	114,916	61,676
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	2,461	3,144
Revaluation of certain investments (1)	—	15,197
Income from strategic transactions and programs	454	3,106
Other	23,484	30,376
Other operating income	141,315	113,499
(1)

Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three months ended March 31, 2025 and by both the remeasurement of the Company’s investment in Humacyte, Inc. and the remeasurement of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S. for the three months ended March 31, 2024.

Schedule of amounts included in other operating expense

Other operating expense

in € THOUS

	For the three months ended
	March 31,
	2025	2024
Foreign exchange losses	122,177	70,415
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	1,336	2,064
Revaluation of certain investments (1)	67,606	—
Expenses from strategic transactions and programs	24,883	154,955
Other	31,566	19,101
Other operating expense	247,568	246,535
(1)

Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three months ended March 31, 2025 and by both the remeasurement of the Company’s investment in Humacyte, Inc. and the remeasurement of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S. for the three months ended March 31, 2024.

Schedule of expenses from strategic transactions and programs

Expenses from strategic transactions and programs

in € THOUS

	For the three months ended
	March 31,
	2025	2024
Impairment of intangible and tangible assets(1)	1,607	1,047
Legacy Portfolio Optimization	1,607	—
FME25 Program	—	1,047
Impairment resulting from the measurement of assets held for sale	6,018	123,552
Legacy Portfolio Optimization	6,018	123,552
Loss from the sale of business	—	24,988
Legacy Portfolio Optimization	—	24,988
Other(2)	17,258	5,368
Legacy Portfolio Optimization	16,949	4,152
Legal Form Conversion Costs	309	1,216
Expenses from strategic transactions and programs	24,883	154,955

(1)	For the three months ended March 31, 2025 and 2024, the amounts primarily relate to cost of revenues and selling, general and administrative expense.
(2)	For the three months ended March 31, 2025 and 2024, the amounts primarily relate to selling, general and administrative expense.

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended
	March 31,
	2025	2024
Numerator:
Net income attributable to shareholders of FME AG	151,221	70,959

Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449
Potentially dilutive shares	—	—

Basic earnings per share	0.52	0.24
Diluted earnings per share	0.52	0.24